         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

                      SUPPLEMENT DATED DECEMBER 1, 2006 TO
                         PROSPECTUSES DATED MAY 1, 2006

This Supplement is intended to supplement prospectuses dated May 1, 2006 ("Prospectuses") for certain previously issued "Venture Variable Annuity," "Venture III Variable Annuity," "Vantage Variable Annuity,"(1) "Venture Vision" and "Venture Strategy" Contracts issued by John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York.

CHANGES TO VARIABLE INVESTMENT OPTIONS

We delete information in the Product Prospectuses in connection with the MID CAP CORE TRUST AND THE STRATEGIC VALUE TRUST , variable investment options:

Effective December 1, 2006, the underlying Funds of the John Hancock Trust listed below (which we refer to as the "Acquired Funds") merged into other underlying Funds of the John Hancock Trust (which we refer to as the "Acquiring Funds"):

ACQUIRED FUNDS          ACQUIRING FUNDS
--------------          ---------------
Mid Cap Core Trust      Mid Cap Index Trust
Strategic Value Trust   Large Cap Value Trust

As a result you will not be able to allocate Contract Value or any Purchase Payments to Variable Investment Options corresponding to the Acquired Funds after December 1, 2006. You should, therefore, disregard any reference in the Product Prospectuses to the Acquired Funds except for the disclosure in "Appendix U: Accumulation Unit Value Tables," which is historical in nature.

You bear the investment risk of any Fund you choose as a Variable Investment Option for your Contract. You can find a full description of each Fund, including the investment objectives, policies and restrictions of, and the risks relating to, investment in the Fund in the prospectus for that Fund. YOU CAN OBTAIN A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON EACH OF THE UNDERLYING FUNDS, INCLUDING THE ACQUIRING FUNDS, BY CONTACTING THE ANNUITY SERVICE OFFICE SHOWN ON THE FIRST PAGE OF THE PRODUCT PROSPECTUS. YOU SHOULD READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.

You should retain this Supplement for future reference.

                        SUPPLEMENT DATED DECEMBER 1, 2006

0506:10313    333-70728
0506:70385    333-70730
0506:120322   033-79112
0506:60329    033-46217
0506:70386    333-70850
0506:120323   333-83558
0506:60338    333-71074
0506:100302   333-61283
              333-71072
              333-70864

----------
(1) Prospectus form identifiers: Venture Prior, Venture 24, 22, 20, Venture III Prior, Vantage Prior, Vision and Strategy.